Note G - Pensions and Other Postretirement Benefits (Detail) - Assumptions Used	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	10.00%
Expected long-term rate of return on plan assets	1.00%
Pension Benefits [Member]
Discount rate	3.40%	4.00%
Rate of compensation increase	3.50%	3.50%
Discount rate	4.00%	5.00%
Expected long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%
Postretirment Benefits [Member]
Discount rate	3.20%	3.76%
Discount rate	3.76%	4.85%